Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to the Compensation Committee before granting an equity award. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule, though it has, from time to time, made grants at other times (for example, in connection with hiring and promotions). During fiscal year 2025, we did not grant stock options or similar option like instruments to our named executive officers (“NEOs”) during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Method [Text Block]	During fiscal year 2025, we did not grant stock options or similar option like instruments to our named executive officers (“NEOs”) during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	Although we do not have a formal policy with respect to the timing of our equity award grants